Label	Element	Value
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The ETC 6 Meridian Hedged Equity-Index Option Strategy ETF (the “Fund”) seeks to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal year ended November 30, 2023, the Fund’s portfolio turnover rate was 160% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	160.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that invests in a portfolio of equity securities while selling call options against market indices or funds. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The equity securities in which the Fund invests are mainly common stocks. The Fund may invest in equity securities of companies of any capitalization.

Madison Avenue Financial Solutions, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), employs a strategy pairing a portfolio of equity securities with an index call option writing overlay designed to reduce the exposure of the Fund to broad equity market risk with the goal of providing risk-adjusted returns. Pursuant to this investment strategy, the Sub-Adviser will sell (or write) call options on broad equity market indices or funds representing the basket of common stocks representing such indices. Typically, the Sub-Adviser will seek to write options on the full value of the equity portfolio. The call option writing portion of the strategy attempts to generate income in the form of the premium paid by the buyer of the option, contributing to the Fund’s total return. In exchange for this income, the Fund’s total return may be reduced relative to a portfolio consisting solely of equity securities in rising markets and may be enhanced relative to the same portfolio in flat or declining markets. In return for the option premium, the Fund gives the purchaser of the call option either the right to buy the security from the Fund at a specified exercise (or strike) price, or the right to receive a cash payment equal to the difference between the value of the security and the exercise price if the value is above the exercise price on or before the expiration date of the option.

The Fund will write index call options on broad-based indices. As the seller of an index call option, the Fund receives a premium from the purchaser. The purchaser of the index call option has the right to any appreciation in the value of the index over the exercise price upon the exercise of the call option or the expiration date. If, at expiration, the purchaser exercises the index option sold by the Fund, the Fund will pay the purchaser the difference between the cash value of the index and the exercise price of the index option. The premium, the exercise price and the market value of the index determine the gain or loss realized by the Fund as the seller of the index call option.

In constructing the equity portfolio, the Sub-Adviser uses quantitatively-driven methods emphasizing high quality large-capitalization securities. Securities are first ranked on a composite of several variables intended to measure profitability, growth and ability to service financing obligations. Securities ranking the lowest on this composite measure, as expressed relative to the distribution of all securities measured, are excluded from the investable universe. Securities exhibiting low momentum, as defined below, are also excluded. The remaining securities are then ranked separately on measures of multiple investment factors including beta, momentum, yield, value and quality. Beta is intended to measure the exposure of a security to broad market risk and is defined here as the co-movement of the return of a security with the return of the securities included in the investable universe scaled by the volatility of the investable universe’s returns. For example, a security that has a beta of 1.0 has the same market risk as the securities in the investable universe, a security that has a beta less than 1.0 has less market risk than the securities in the investable universe, and a security that has a beta greater than 1.0 has more market risk than the securities in the investable universe. For purposes of this model, lower values for beta rank more favorably. Momentum refers to the trailing price appreciation of a security relative to the investable universe measured over the twelve-month period preceding the date of measurement. Yield is measured as the annual dividends or income paid divided by the price of the security. Value is calculated using ratios of fundamental measures of company size to the market value of that company. For purposes of this model, quality is measured as gross profitability. The securities that rank highest on a sequential percentile basis for each factor measure are included in the Fund’s portfolio, at weights determined based on the number of factors for which the security ranks highly.

In addition to selling call options, the Fund also may hedge its portfolio through the use of inverse ETFs.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Cboe S&P 500®  BuyWrite Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.6meridianfunds.com or by calling toll-free 866-SIXM-ETF (749-6383).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Cboe S&P 500® BuyWrite Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.6meridianfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	16.74%	Q4/2022
Lowest Return	-4.46%	Q2/2022

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or IRAs. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.

ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is a non-diversified investment company under the Investment Company Act of 1940 (the “1940 Act”), meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | Asset Class Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Asset Class Risk. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | Common Stock Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | Counterparty Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. The Fund is subject to the risk that a counterparty to a financial instrument may default on its payment obligation to the Fund. Such a default may cause the value of an investment in the Fund to decrease. Changes in the credit rating of a debt security held by the Fund could have a similar effect.
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | Covered Call Option Writing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Covered Call Option Writing Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the reference index above the exercise prices of such options but will continue to bear the risk of declines in the value of the reference index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so.
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | Dividends Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Dividends Risk. The Fund’s investment in dividend-paying securities could cause the Fund to underperform similar funds that invest without consideration of an issuer’s track record of paying dividends. Companies that issue dividend-paying securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | Early Close/Trading Halt Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments.In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The prices of equity securities in which the Fund invests may rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole.
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | Inverse ETF Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Inverse ETF Risk. Inverse ETFs are ETFs that are constructed by using various derivatives for the purpose of profiting from a decline in the value of an underlying benchmark. Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. An inverse ETF is designed to lose value as the underlying benchmark increases in value, a result that is opposite from traditional mutual funds, and shareholders of inverse ETFs will lose money when the value of the underlying benchmark rises. Successful use of inverse ETFs requires that the Sub-Adviser correctly predict short term market movements. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed. Due to volatility and the effects of compounding, inverse ETFs can lose money even if the level of the underlying benchmark falls. Inverse ETFs may also employ leverage so that their returns are multiple times the opposite of the underlying benchmarks.
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | Issuer-Specific Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. Fund performance depends on the performance of the issuers to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | Large-Capitalization Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | Limited Authorized Participants, Market Makers and Liquidity Providers Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to their net asset value (“NAV”) per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | Low Beta Style Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Low Beta Style Risk. Although subject to the risks of common stocks, low beta stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low beta stocks may not produce investment exposure that has lower variability to changes in such stock’ price levels. Low beta stocks are likely to underperform the broader market during periods of rapidly rising stock prices.
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is an actively managed ETF. The Sub-Adviser continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed over short- or long-term market cycles. The Sub-Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions, or company performance, and these judgments may affect the return on your investment. The quantitative strategy used by the Sub-Adviser may not perform as expected, particularly in volatile markets.
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | Models and Data Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Models and Data Risk. The Sub-Adviser relies heavily on quantitative models as well as data and information supplied by third parties that are utilized by the models. To the extent the models do not perform as designed or as intended, the Fund’s strategy may not be successfully implemented, and the Fund may lose value. If the models or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the models or data been correct and complete.
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | Momentum Style Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which investment performance of the Fund while using a momentum strategy may suffer.
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | Operational Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | Options Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Options Risk. Options give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Sub-Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Sub-Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | Quality Stocks Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Quality Stocks Risk. Stocks that demonstrate attributes of quality as determined by the Sub-Adviser’s quantitative models may experience lower than expected returns or negative returns. Many factors can affect a stock’s quality and performance and the impact of these factors on a stock is impossible to predict.
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | Small- and Mid-Capitalization Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small- and Mid-Capitalization Risk. The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | Tax Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. The Fund’s covered call investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Fund shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. Covered call options may also be subject to the federal tax rules applicable to straddles under the Internal Revenue Code. In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of shares of the Fund.
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | Trading Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, the Fund’s shares could trade at a premium or discount to their NAV.
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | Value Style Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Value Style Risk. Investing in or having exposure to “value” securities presents the risk that the securities may never reach what the Sub-Adviser believes are their full market values, either because the market fails to recognize what the Sub-Adviser considers to be the security’s true value or the Sub-Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | Cboe S&P 500® BuyWrite Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Label	rr_AverageAnnualReturnLabel	Cboe S&P 500® BuyWrite Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.82%
Since Inception	rr_AverageAnnualReturnSinceInception	9.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 08, 2020
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,236
Annual Return 2021	rr_AnnualReturn2021	18.51%
Annual Return 2022	rr_AnnualReturn2022	7.13%
Annual Return 2023	rr_AnnualReturn2023	4.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.46%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.86%
Since Inception	rr_AverageAnnualReturnSinceInception	9.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 08, 2020
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.33%
Since Inception	rr_AverageAnnualReturnSinceInception	9.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 08, 2020
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.22%
Since Inception	rr_AverageAnnualReturnSinceInception	7.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 08, 2020